Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 77,261	$ 83,240	$ 84,725
Fair value, financial liabilities	(121,706)	(114,755)	(112,648)
Swaps hedging bonds | Not later than one year | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	49
Fair value, financial liabilities		(45)	(75)
Total fair value	49	(45)	(75)
Notional value, Assets	202		250
Notional value, Liabilities		1,630	1,837
Total notional value	202	1,630	2,087
Swaps hedging bonds | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	32	29	91
Fair value, financial liabilities	(218)	(380)	(193)
Total fair value	(186)	(351)	(102)
Notional value, Assets	823	2,428	2,114
Notional value, Liabilities	3,245	2,059	1,574
Total notional value	4,068	4,487	3,688
Swaps hedging bonds | Due after 12 months | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	68	27	45
Fair value, financial liabilities	(511)	(803)	(570)
Total fair value	(443)	(776)	(525)
Notional value, Assets	1,451	403	403
Notional value, Liabilities	7,051	8,301	5,681
Total notional value	8,502	8,704	6,084
Swaps hedging bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	744	519	628
Fair value, financial liabilities	(451)	(1,510)	(1,628)
Total fair value	293	(991)	(1,000)
Notional value, Assets	14,879	11,317	14,830
Notional value, Liabilities	6,177	11,828	11,016
Total notional value	21,056	23,145	25,846
Swaps hedging bonds | Year 2 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	820	202	1,630
Swaps hedging bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	2,070	4,116	4,509
Swaps hedging bonds | Year 3 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	1,000	820	202
Swaps hedging bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,672	2,143	4,153
Swaps hedging bonds | Year 4 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	789	1,000	820
Swaps hedging bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	5,643	4,740	2,135
Swaps hedging bonds | Year 5 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	875	789	1,000
Swaps hedging bonds | Year 5 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	450	5,667	4,686
Swaps hedging bonds | More than 5 years | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	5,018	5,893	2,432
Swaps hedging bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	8,221	6,479	10,363
Forward exchange contracts related to operating activities | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	12		2
Fair value, financial liabilities	(1)	(13)	(14)
Total fair value	11	(13)	(12)
Notional value, Assets	358	94	83
Notional value, Liabilities	99	271	234
Total notional value	457	365	317
Forward exchange contracts related to operating activities | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	25		8
Fair value, financial liabilities	(3)	(23)	(2)
Total fair value	22	(23)	6
Notional value, Assets	328		311
Notional value, Liabilities	325	634	240
Total notional value	653	634	551
Forward exchange contracts related to operating activities | Year 2
Financial structure, financial costs and financial instruments
Total notional value	328	307	285
Forward exchange contracts related to operating activities | Year 3
Financial structure, financial costs and financial instruments
Total notional value	325	327	266
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	137	154	149
Fair value, financial liabilities	(124)	(124)	(94)
Total fair value	13	30	55
Notional value, Assets	50,776	50,861	38,415
Notional value, Liabilities	41,730	59,075	37,170
Total notional value	92,506	109,936	75,585
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	250	342	393
Fair value, financial liabilities	(252)	(281)	(208)
Total fair value	(2)	61	185
Notional value, Assets	30,186	36,851	7,690
Notional value, Liabilities	31,207	36,220	7,407
Total notional value	61,393	73,071	15,097
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	31,266	52,496	8,692
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	7,141	8,714	1,580
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	3,878	2,739	1,500
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	2,983	2,821	1,908
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	16,124	6,300	1,417
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	32	196	66
Fair value, financial liabilities	(46)	(115)	(84)
Total fair value	(14)	81	(18)
Notional value, Assets	7,052	17,698	10,325
Notional value, Liabilities	9,860	5,212	8,513
Total notional value	16,912	22,910	18,838
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	5	5	21
Fair value, financial liabilities	(6)		(32)
Total fair value	(1)	5	(11)
Notional value, Assets	360	322	1,071
Notional value, Liabilities	515	(45)	773
Total notional value	875	277	1,844
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	735	116	1,840
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	$ 140	$ 161	(2)
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value			$ 6